UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.

-------------------------------------------------------------------------

(Exact name of registrant as specified in charter)

700 North Water Street

Milwaukee, Wisconsin 53202

-------------------------------------------------------------------------

(Address of principle executive offices)

Jennifer R. Kloehn, Senior Vice President & Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

-------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2016

Date of reporting period: 07/01/2015 - 06/30/2016

Item 1. Proxy Voting Record

Account Name: Nicholas Money Market Fund, Inc.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas Money Market Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/31/2016